INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Held-to-Maturity Amortized Cost
Amortized cost	$ 84,021	$ 98,420
Held-to-Maturity Market Value
Held-to-Maturity Market Value	76,485	99,898
Available-for-Sale Amortized Cost
Amortized Cost	3,827,418	4,180,589
Available-for-Sale Market Value
Investment securities	3,409,648	4,207,846
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	8,230
Available-for-Sale Market Value
Investment securities	8,125
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	2,584
Held-to-Maturity Market Value
Held-to-Maturity Market Value	2,662
Available-for-Sale Amortized Cost
Amortized Cost	93,629
Available-for-Sale Market Value
Investment securities	89,551
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	34,920
Held-to-Maturity Market Value
Held-to-Maturity Market Value	32,410
Available-for-Sale Amortized Cost
Amortized Cost	292,581
Available-for-Sale Market Value
Investment securities	255,143
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	1,874
Held-to-Maturity Market Value
Held-to-Maturity Market Value	1,711
Available-for-Sale Amortized Cost
Amortized Cost	697,335
Available-for-Sale Market Value
Investment securities	588,167
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	747,478	728,050
Available-for-Sale Market Value
Investment securities	650,063	724,137
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	35,363	46,362
Held-to-Maturity Market Value
Held-to-Maturity Market Value	31,249	47,013
Available-for-Sale Amortized Cost
Amortized Cost	676,934	729,948
Available-for-Sale Market Value
Investment securities	629,562	731,890
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	9,280	11,882
Held-to-Maturity Market Value
Held-to-Maturity Market Value	8,453	12,103
Available-for-Sale Amortized Cost
Amortized Cost	538,970	696,258
Available-for-Sale Market Value
Investment securities	477,712	697,740
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	772,261	720,638
Available-for-Sale Market Value
Investment securities	$ 711,325	$ 719,581